Selling, general and administrative expenses (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Net foreign exchange loss	₨ 0	₨ 0	₨ 6,218